Organization and Principal Activities - Assets and Liabilities of VIEs and its Subsidiaries and Group's taken as Whole (Parenthetical) (Details) - VIEs - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Accounts Receivable, Net, Current
Accounts receivable from a related party, allowance
Other receivable from related parties, allowance